Borrowings Under Credit Facilities - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Borrowings Under Credit Facilities Textual [Abstract]
Expiration of revolving credit facility	Oct. 01, 2016		Oct. 01, 2016
Outstanding borrowing under the revolving credit facility			$ 4,000,000
Letters of credit	6,000,000		6,000,000	6,000,000
Outstanding borrowings	LIBOR plus 1.50%		LIBOR plus 1.25%
Outstanding borrowings bore interest at LIBOR	1.50%		1.25%
Letter of credit bore interest	1.50%		1.25%
Commitment fee	0.225%		0.175%
Borrowing capacity available under the credit facility	1,417,000,000		1,659,000,000	1,602,000,000
Percentage of fair value and cost of property additions	85.00%		85.00%
Available bond credits	1,945,000,000
Additional potential indebtedness	708,000,000
Net increase in short-term borrowings	(242,000,000)	(346,000,000)	(343,000,000)	(15,000,000)	239,000,000
Defaults on indebtedness in principal amount			100,000,000
Receipt of judgments for payment			50,000,000
Period of Payment			60 days
Minimum
Borrowings Under Credit Facilities Textual [Abstract]
Debt-to-capitalization ratio			44.00%
Senior debt-to-capitalization ratio			65.00%
Maximum
Borrowings Under Credit Facilities Textual [Abstract]
Debt-to-capitalization ratio			100.00%
Senior debt-to-capitalization ratio			100.00%
Secured Revolving Credit Facility
Borrowings Under Credit Facilities Textual [Abstract]
Secured revolving credit facility	2,400,000,000		2,400,000,000
Remaining available capacity under line of credit facility	100,000,000		100,000,000
Net increase in short-term borrowings			400,000,000
Revolving Credit Facility
Borrowings Under Credit Facilities Textual [Abstract]
Outstanding borrowing under the revolving credit facility	$ 977,000,000		$ 735,000,000	$ 392,000,000
Outstanding borrowing, interest rate	1.70%		1.46%	1.40%
Libor agreement interest rate based on federal funds effective rate	0.50%		0.50%
Libor agreement interest rate based on Libor	1.00%		1.00%
Prior period interest of LIBOR agreement	(i) LIBOR plus a spread ranging from 1.00% to 1.75% depending on credit ratings assigned to our senior secured non-credit enhanced long-term debt or (ii) an alternate base rate (the highest of (1) the prime rate of JPMorgan Chase, (2) the federal funds effective rate plus 0.50%, and (3) daily one-month LIBOR plus 1.00%) plus a spread ranging from 0.00% to 0.75% depending on credit ratings assigned to our senior secured non-credit enhanced long-term debt		(i) LIBOR plus a spread ranging from 1.00% to 1.75% depending on credit ratings assigned to our senior secured non-credit enhanced long-term debt or (ii) an alternate base rate (the highest of (1) the prime rate of JPMorgan Chase, (2) the federal funds effective rate plus 0.50%, and (3) daily one-month LIBOR plus 1.00%) plus a spread ranging from 0.00% to 0.75% depending on credit ratings assigned to our senior secured non-credit enhanced long-term debt.
Revolving Credit Facility | Minimum
Borrowings Under Credit Facilities Textual [Abstract]
Libor rate depending on credit ratings	1.00%		1.00%
Libor agreement interest rate plus	0.00%		0.00%
Commitment rate reduction under the revolving credit facility	0.10%		0.10%
Revolving Credit Facility | Maximum
Borrowings Under Credit Facilities Textual [Abstract]
Libor rate depending on credit ratings	1.75%		1.75%
Libor agreement interest rate plus	0.75%		0.75%
Commitment rate reduction under the revolving credit facility	0.275%		0.275%